LEASES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASES
Operating lease costs related to short-term leases	$ 10,000	$ 11,800	$ 11,800
Impairment of right of use assets	$ 2,563